Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment is comprised of the below and stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

%

Computers, software and manufacturing equipment	33
Office furniture and equipment	6 - 15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Accrued Warranty Account

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Balance at the beginning of the year	$15,000	$40,311	$25,049

Cost incurred	(9,825)	(9,331)	(15,334)
Expense (income) recognized	9,825	(15,980)	30,596

Balance at the end of the year	$15,000	$15,000	$40,311

Schedule of Fair Value of Options Granted

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024

Risk-free interest rate (a)	3.88%	3.84%-3.88%
Expected option term (years) (b)	3.88	3.88-5
Expected share price volatility (c)	56.1%	56.1%-58.2%
Dividend yield (d)	-	-
Weighted average grant date fair value	$1.70	$0.48-0.79
(a)	Risk-free interest rate: The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

(b)	Expected term: The expected term represents the period that options are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

(c)	Expected volatility: As the Company has a short trading history for its Ordinary Shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

(d)	Expected dividend yield: The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

Schedule of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalents

The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the accompanying balance sheets that sum to the total of the same such amounts presented in the accompanying statements of cash flows:

	December 31,
	2025	2024

Cash and cash equivalents	$2,545,823	$2,294,679
Restricted deposits	47,271	40,553

Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$2,593,094	$2,335,232